Contract Balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Contract Balances
Trade receivables	¥ 57,219	¥ 36,006	¥ 54,829	$ 8,059
Contract liabilities	103,374	110,159	139,155	$ 14,560
Contract assets	0	0
Revenue recognized included in the contract liability	¥ 102,877	¥ 118,960	¥ 135,385
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation	true	true